File Nos.333-75718
                                                                     811-05716
==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                FORM    N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    (X)
     Pre-Effective Amendment No.                                           ( )
     Post-Effective Amendment No. 8                                        (X)

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            (X)
     Amendment No. 68                                                      (X)


     (Check    appropriate    box    or    boxes.)

     ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
     (formerly Preferred Life Variable Account C)
     ---------------------------------
     (Exact Name of Registrant)

     ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
     (formerly Preferred Life Insurance Company of New York)
     ---------------------------------------------
     (Name of Depositor)

     152 West 57th Street, 18th Floor, New York, New York              10019
     ----------------------------------------------------            ---------
     (Address of Depositor's Principal Executive Offices)           (Zip Code)

Depositor's    Telephone    Number,   including  Area  Code    (212)  586-7733

Name and Address of Agent for Service
-------------------------------------
          Eugene Long
          Allianz Life Insurance Company of New York
          152 West 57th Street, 18th Floor
          New York, New York  10019

     Copies to:
          Stewart Gregg, Second VP & Senior Counsel
          Allianz Life Insurance Company of North America
          5701 Golden Hills Drive
          Minneapolis, MN  55416
          (763) 765-2913

     It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph (b) of Rule 485 _X_ on September 1, 2003 pursuant to paragraph (b) of Rule 485 ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ___ on (date) pursuant to  paragraph (a)(1) of Rule 485

If appropriate, check the following:

     _X_ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:

     Individual Deferred Variable Annuity Contracts




PARTS A, B AND C WERE FILED IN REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 6 TO FORM N-4 ON May 16, 2003 AND ARE INCORPORATED HEREIN BY REFERENCE.






                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of New York on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 15th day of August, 2003.



     ALLIANZ LIFE OF NY VARIABLE
     ACCOUNT C
                 (Registrant)

By:  ALLIANZ LIFE INSURANCE
     COMPANY OF NEW YORK
                  (Depositor)



By: /s/ Stewart D. Gregg
     -------------------------
     Stewart D. Gregg
     Senior Counsel


     ALLIANZ LIFE INSURANCE
     COMPANY OF NEW YORK
                  (Depositor)


By: /s/ Stewart D. Gregg
     -------------------------
     Stewart D. Gregg
     Senior Counsel



Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 15th of August, 2003.

Signature and Title

Dennis Marion*                      Director
Dennis Marion

Eugene T. Wilkinson*                Director
Eugene T. Wilkinson

Eugene Long*                        Director
Eugene Long                         Vice President of Operations

Reinhard W. Obermueller*            Director
Reinhard W. Obermueller

Stephen R. Herbert*                 Director
Stephen R. Herbert

Jack F. Rockett*                    Director
Jack F. Rockett

Kevin Walker*                       Treasurer and Director
Kevin Walker

Christopher Pinkerton*              Director
Christopher Pinkerton

Gabby Matzdorff*                    Director
Gabby Matzdorff                     Chief Financial Officer

Charles Kavitsky*                   Chairman of the Board, President
Charles Kavitsky                    and Chief Executive Officer

Stephen Blaske*                     Director
Stephen Blaske

Denise Blizil*                      Director
Denise Blizil

Suzanne Pepin*                      Secretary and Director
Suzanne Pepin



                                 * By /S/ Stewart D. Gregg
                                      --------------------------
                                      Stewart D. Gregg
                                      Senior Counsel